Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPARROW FUNDS
Entity Central Index Key	0001066241
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
No Load
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	NO-LOAD CLASS
Trading Symbol	SGNFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Sparrow Growth Fund – No-Load Class - SGNFX (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – No-Load Class	$155	1.35%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

The Sparrow Growth Fund – No Load Class enjoyed positive returns for the year ended August 31, 2024, buoyed in part by favorable stock market conditions. The Fund increased +28.93% while the S&P 500 Index increased +27.14%.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Sparrow Growth Fund – No-Load Class	28.93%	15.09%	12.96%
S&P 500 Index	27.14%	15.90%	12.96%

Net Assets	$ 54,828,335
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 472,964
Investment Company, Portfolio Turnover	20.81%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID
ASSETS:	HOLDINGS:	TURNOVER:	BY FUND:

$54,828,335	101	20.81%	$472,964

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	NVIDIA Corp.	6.35%
2.	Alphabet Inc. Class A	5.85%
3.	Microsoft Corp.	5.75%
4.	Meta Platforms, Inc. Class A	5.24%
5.	Walmart Inc.	5.17%
6.	Amazon.com, Inc.	5.04%
7.	Apple Inc.	4.67%
8.	American Express Co.	4.62%
9.	Netflix, Inc.	4.54%
10.	Mastercard, Inc. Class A	3.98%
	Total % of Net Assets	51.21%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com
Class A
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS A
Trading Symbol	SGFFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Sparrow Growth Fund – Class A - SGFFX (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – Class A	$211	1.85%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

The Sparrow Growth Fund – Class A enjoyed positive returns for the year ended August 31, 2024, buoyed in part by favorable stock market conditions. The Fund increased +28.33% while the S&P 500 Index increased +27.14%.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class A (with load)	20.94%	13.19%	11.89%
Sparrow Growth Fund – Class A (without load)	28.33%	14.54%	12.56%
S&P 500 Index	27.14%	15.90%	12.96%

Net Assets	$ 54,828,335
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 472,964
Investment Company, Portfolio Turnover	20.81%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID
ASSETS:	HOLDINGS:	TURNOVER:	BY FUND:

$54,828,335	101	20.81%	$472,964

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	NVIDIA Corp.	6.35%
2.	Alphabet Inc. Class A	5.85%
3.	Microsoft Corp.	5.75%
4.	Meta Platforms, Inc. Class A	5.24%
5.	Walmart Inc.	5.17%
6.	Amazon.com, Inc.	5.04%
7.	Apple Inc.	4.67%
8.	American Express Co.	4.62%
9.	Netflix, Inc.	4.54%
10.	Mastercard, Inc. Class A	3.98%
	Total % of Net Assets	51.21%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com
Class C
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS C
Trading Symbol	SGFCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Sparrow Growth Fund – Class C - SGFCX (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.

Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – Class C	$268	2.35%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

The Sparrow Growth Fund – Class C enjoyed positive returns for the year ended August 31, 2024, buoyed in part by favorable stock market conditions. The Fund increased +27.71% while the S&P 500 Index increased +27.14%.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class C	27.71%	13.93%	11.98%
S&P 500 Index	27.14%	15.90%	12.96%

Net Assets	$ 54,828,335
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 472,964
Investment Company, Portfolio Turnover	20.81%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID
ASSETS:	HOLDINGS:	TURNOVER:	BY FUND:

$54,828,335	101	20.81%	$472,964

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	NVIDIA Corp.	6.35%
2.	Alphabet Inc. Class A	5.85%
3.	Microsoft Corp.	5.75%
4.	Meta Platforms, Inc. Class A	5.24%
5.	Walmart Inc.	5.17%
6.	Amazon.com, Inc.	5.04%
7.	Apple Inc.	4.67%
8.	American Express Co.	4.62%
9.	Netflix, Inc.	4.54%
10.	Mastercard, Inc. Class A	3.98%
	Total % of Net Assets	51.21%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com